Acquisitions, business combinations, investments (including debt securities) and purchases of intangible assets (Tables)	9 Months Ended
Sep. 30, 2023
Acquisitions, business combinations, investments (including debt securities) and purchases of intangible assets
Schedule of reconciliation of goodwill recognized

Reconciliation of goodwill recognized

	in $ THOUS	in € THOUS
Fair value of consideration transferred of the Company's interest in FHP	397,937	400,581
Fair value of previously held equity method investment in InterWell Health LLC	175,421	176,587
	573,358	577,168

Fair Values of Assets Acquired and Liabilities Assumed
Less: Cash and cash equivalents	(57,383)	(57,764)
Less: Other assets	(2,819)	(2,838)
Less: Intangible assets	(53,609)	(53,965)
Other liabilities	13,029	13,116
Noncontrolling interests	186,336	187,573
Goodwill	658,912	663,290